Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Putnam Focused Large Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused Large Cap Value ETF (NAV)
Account Value	$ 15,571	$ 12,086	$ 10,411	$ 10,520
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 13,545	10,714	9,336	10,766
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused Large Cap Value ETF (Market Price)
Account Value	$ 15,594	12,110	10,463	10,527
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 12,657	$ 10,590	$ 9,752	$ 10,399